Exhibit 99.4

Home Partners of America 2017-1 Trust

Single-Family Rental Pass-Through Certificates

Report To:

Home Partners of America, Inc.

HPA Depositor LLC

1 June 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax:+1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Home Partners of America, Inc.

HPA Depositor LLC

180 N Stetson Avenue, 3650

Chicago, Illinois 60601

Re:	Home Partners of America 2017-1 Trust (the “Issuing Entity”)

Single-Family Rental Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by Home Partners of America, Inc. (the “Loan Sponsor”), HPA Depositor LLC (the “Depositor”), Deutsche Bank Securities Inc. (“Deutsche Bank”), Citigroup Global Markets Inc. (“Citi”) and Morgan Stanley & Co. LLC (“Morgan Stanley,” together with the Loan Sponsor, Depositor, Deutsche Bank and Citi, the “Specified Parties”), solely to assist the Depositor in evaluating the accuracy of certain information with respect to a pool of single-family rental properties (the “Properties”) pledged to secure a loan (the “Loan”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Loan Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “HPA 2017-1_4_30_DataTape_v2.xlsx” (the “Preliminary Data File”) that the Loan Sponsor, on behalf of the Depositor, indicated contains information as of 30 April 2017 (the “Property Cut-off Date”) relating to certain single-family rental properties (the “Preliminary Properties”) that are expected to be representative of the Properties,
ii.	Labeled “HPA 2017-1_4_30_DataTape_v3.xlsx” (the “Data File,” together with the Preliminary Data File, the “Property Data Files”) that the Loan Sponsor, on behalf of the Depositor, indicated contains information relating to the Properties as of the Property Cut-off Date,
iii.	Labeled “HomePartners_05.09.xlsx” and “Hyperion_Appraisals.xlsx” (collectively, the “BPO Support Files”) that the Loan Sponsor, on behalf of the Depositor, indicated contain certain information relating to each Property as of the Property Cut-off Date that was obtained by the Loan Sponsor from certain third-party vendors,
iv.	Labeled “Securitization 2017-1 Hard_Soft_Mix Tape.xlsx” (the “Cost Support”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain capital expenditure and closing cost information relating to each Property as of the Property Cut-off Date and

a. (continued)

v.	Labeled “Rent_Delinquency_Tie_Out.xlsx” (the “Tenant Delinquency Support,” together with the Cost Support, the “Additional Source Files”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain tenant bill date and tenant delinquent due date information relating to each Property as of the Property Cut-off Date,
b.	Imaged copies of the:
i.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement”) and
ii.	Lease agreement, commencement date addendum, lease addendum, lease amendment and/or lease renewal (collectively and as applicable, the “Lease Agreement,” together with the Settlement Statement, the “Source Documents”)

relating to the Sample Properties (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File and Data File, which are listed on Exhibit 1 to Attachment A, that the Loan Sponsor, on behalf of the Depositor, instructed us to compare to the corresponding information contained on, or to the corresponding information we recalculated using information contained on, the Source Documents,
d.	The list of relevant characteristics on the Data File, which are listed below:
i.	County,
ii.	Property address,
iii.	City,
iv.	State,
v.	Zip code,
vi.	MSA (metropolitan statistical area),
vii.	Property type,
viii.	Pool (yes/no),
ix.	Cut-off date value,
x.	Cut-off date value as-of date and
xi.	Current valuation type

(collectively, the “BPO Characteristics”) that the Loan Sponsor, on behalf of the Depositor, instructed us to compare to the corresponding information contained on the BPO Support Files,

e.	The list of relevant characteristics (the “Additional Sample Characteristics”) on the Data File, which are listed on Exhibit 2 to Attachment A, that the Loan Sponsor, on behalf of the Depositor, instructed us to:
i.	Recalculate using the corresponding information on the Data File or
ii.	Compare to the corresponding information contained on the Additional Source Files and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Property Data Files, BPO Support Files, Additional Source Files, Source Documents, Sample Characteristics, BPO Characteristics, Additional Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Property Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the BPO Support Files, Additional Source Files, Source Documents or any other information provided to us by the Loan Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. We have not verified, and we make no representation as to, the accuracy, completeness, or reasonableness of any information related to the Loan. Accordingly, we make no representation and express no opinion as to (a) the existence of the Loan, Preliminary Properties or Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Loan Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report was not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loan,
iii.	Whether the originator of the Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Loan or Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 June 2017

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Loan Sponsor, on behalf of the Depositor, we randomly selected a sample of 350 Preliminary Properties (the “Initial Sample Properties”) from the Preliminary Data File. For the purpose of this procedure, the Loan Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of the Initial Sample Properties that we were instructed to randomly select from the Preliminary Data File.

For the purpose of the procedures described in this report, the 350 Initial Sample Properties are referred to as Sample Property Numbers 1 through 350.

2.	For each Initial Sample Property on the Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the qualifications, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are stated in the notes on Exhibit 1 to Attachment A. The Source Document that we were instructed by the Loan Sponsor, on behalf of the Depositor, to use for each Sample Characteristic is shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

3.	For each single-family rental property on the Preliminary Data File and Data File, we compared the information identifying each single-family rental property (the “Property ID”), as shown on the Preliminary Data File, to the corresponding Property ID, as shown on the Data File, and noted that:
a.	All of the Properties included on the Data File were included on the Preliminary Data File,
b.	Six (6) of the Preliminary Properties included on the Preliminary Data File were not included on the Data File (the “Removed Preliminary Properties”) and
c.	Two (2) of the Removed Preliminary Properties were Initial Sample Properties (the “Removed Initial Sample Properties”).

The Removed Initial Sample Properties are Sample Property Numbers 39 and 205.

4.	For the 348 Initial Sample Properties included on the Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information, as shown on the Data File. All such compared information was in agreement.

5.	As instructed by the Loan Sponsor, on behalf of the Depositor, we randomly selected a sample of five (5) Properties that were not Initial Sample Properties (the “Additional Sample Properties,” together with the Initial Sample Properties, the “Sample Properties”) from the Data File. For the purpose of this procedure, the Loan Sponsor, on behalf of the Depositor, did not inform us as to the basis for the methodology they instructed us to use to select the Additional Sample Properties from the Data File.

Attachment A Page 2 of 2

5. (continued)

For the purpose of the procedures described in this report, the:

a.	348 Initial Sample Properties included on the Data File and the Additional Sample Properties are hereinafter referred to as the “Final Sample Properties” and
b.	Five (5) Additional Sample Properties are referred to as Sample Property Numbers 351 through 355.

6.	For each Additional Sample Property on the Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the qualifications, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are stated in the notes on Exhibit 1 to Attachment A. The Source Document that we were instructed by the Loan Sponsor, on behalf of the Depositor, to use for each Sample Characteristic is shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

For the purpose of the procedures described in this Item 6., all references to the “Initial Sample Properties,” “Vacant Initial Sample Property,” “Occupied Initial Sample Property,” “Future Occupied Initial Sample Property” and “Preliminary Data File” in the notes to Exhibit 1 to Attachment A refer to the “Additional Sample Properties,” “Vacant Additional Sample Property,” “Occupied Additional Sample Property,” “Future Occupied Additional Sample Property” and “Data File,” respectively.

7.	For each Property, we compared the BPO Characteristics, as shown on the Data File, to the corresponding information on the BPO Support Files. All such compared information was in agreement.

8.	Using:
a.	Information on the Data File,
b.	Information on the Additional Source Files and
c.	The qualifications, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are stated in the notes on Exhibit 2 to Attachment A,

we compared or recalculated, as applicable, the Additional Sample Characteristics listed on Exhibit 2 to Attachment A and found to be in agreement with the corresponding information relating to each Property on the Data File.

Exhibit 1 to Attachment A Page 1 of 3

Sample Characteristics and Source Documents

Sample Characteristic	Source Document	Note(s)

Acquisition month, day and year	Settlement Statement
Purchase price	Settlement Statement and recalculation	i.
Lease start date	Lease Agreement	ii.
Date of lease expiration	Lease Agreement	ii.
Actual contractual rent (annual)	(a) Lease Agreement or (b) Lease Agreement and recalculation	ii., iii.
Future lease start date	Lease Agreement	iv.
Date of future lease expiration	Lease Agreement	iv.
Future actual contractual rent (annual)	(a) Lease Agreement or (b) Lease Agreement and recalculation	iv., v.
Section 8 status	Lease Agreement	vi.

Notes:

i.	For the purpose of comparing the purchase price Sample Characteristic for each Initial Sample Property (except Sample Property Number 47), the Loan Sponsor, on behalf of the Depositor, instructed us to calculate the purchase price as the difference between the:
(a)	Sum (as applicable) of the:
(1)	Contract sale price and
(2)	Personal property

and

(b)	Sum (as applicable) of the:
(1)	Repair credit,
(2)	Seller concession in lieu of repair,
(3)	Closing cost credit and
(4)	Broker concession,

all as shown on the Settlement Statement.

For the purpose of comparing the purchase price Sample Characteristic for Sample Property Number 47, the Loan Sponsor, on behalf of the Depositor, instructed us to calculate the purchase price as the sum of the:

(a)	Contract sale price and
(b)	Buyer's contribution to seller's closing costs,

both as shown on the Settlement Statement.

Exhibit 1 to Attachment A Page 2 of 3

Notes: (continued)

ii.	For the purpose of comparing the lease start date, date of lease expiration and actual contractual rent (annual) Sample Characteristics for each Initial Sample Property with a physical occupancy of “Vacant,” as shown on the Preliminary Data File (each, a “Vacant Initial Sample Property”), the Loan Sponsor, on behalf of the Depositor, instructed us to use “N/A” for the lease start date, date of lease expiration and actual contractual rent (annual).

For the purpose of comparing the lease start date, date of lease expiration and actual contractual rent (annual) Sample Characteristics for each Initial Sample Property that is not a Vacant Initial Sample Property (each, an “Occupied Initial Sample Property”), the Loan Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document (in accordance with note iii. below with regard to actual contractual rent (annual)).

iii.	For the purpose of comparing the actual contractual rent (annual) Sample Characteristic for each Occupied Initial Sample Property that has the actual contractual rent (annual) specifically stated on the Lease Agreement, the Loan Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document.

For the purpose of comparing the actual contractual rent (annual) Sample Characteristic for each Occupied Initial Sample Property that does not have the actual contractual rent (annual) specifically stated on the Lease Agreement, the Loan Sponsor, on behalf of the Depositor, instructed us to calculate the actual contractual rent (annual) by multiplying (a) the monthly actual contractual rent, as shown on the Lease Agreement, by (b) 12.

iv.	For the purpose of comparing the future lease start date, date of future lease expiration and future actual contractual rent (annual) Sample Characteristics for each Vacant Initial Sample Property with a rented (y/n) of “No,” as shown on the Preliminary Data File, and each Occupied Initial Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to use “N/A” for the future lease start date, date of future lease expiration and future actual contractual rent (annual).

For the purpose of comparing the future lease start date, date of future lease expiration and future actual contractual rent (annual) Sample Characteristics for each Vacant Initial Sample Property with a rented (y/n) of “Yes,” as shown on the Preliminary Data File (each, a “Future Occupied Initial Sample Property”), the Loan Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document (and in accordance with note v. below with regard to future actual contractual rent (annual)).

Exhibit 1 to Attachment A Page 3 of 3

Notes: (continued)

v.	For the purpose of comparing the future actual contractual rent (annual) Sample Characteristic for each Future Occupied Initial Sample Property that has the future actual contractual rent (annual) specifically stated on the Lease Agreement, the Loan Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document.

For the purpose of comparing the future actual contractual rent (annual) Sample Characteristic for each Future Occupied Initial Sample Property that does not have the future actual contractual rent (annual) specifically stated on the Lease Agreement, the Loan Sponsor, on behalf of the Depositor, instructed us to calculate the future actual contractual rent (annual) by multiplying (a) the monthly actual contractual rent, as shown on the Lease Agreement, by (b) 12.

vi.	For the purpose of comparing the section 8 status Sample Characteristic for each Vacant Initial Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to use “No” for the section 8 status.

For the purpose of comparing the section 8 status Sample Characteristic for each Occupied Initial Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information and/or instructions provided by the Loan Sponsor, on behalf of the Depositor, that are described above.

Exhibit 2 to Attachment A Page 1 of 3

Additional Sample Characteristics

Additional Sample Characteristic	Additional Source File or Recalculation	Note

Original length of lease (months)	Recalculation	i.
Underwritten annual net cash flow	Recalculation	ii.
Total capital expenditures	Cost Support
Closing cost	Cost Support
Total cost (post-rehab)	Recalculation	iii.
Tenant delinquent- bill date	Tenant Delinquency Support	iv.
Tenant delinquent- due date	Tenant Delinquency Support	v.

Notes:

i.	For the purpose of comparing the original length of lease (months) Additional Sample Characteristic for each Property with a physical occupancy of “Vacant” and rented (y/n) of “No,” both as shown on the Data File (each, a “Vacant Property”), the Loan Sponsor, on behalf of the Depositor, instructed us to use “N/A” for the original length of lease (months).

For the purpose of comparing the original length of lease (months) Additional Sample Characteristic for each Property that is not a Vacant Property and with a physical occupancy of “Occupied,” as shown on the Data File (each, an “Occupied Property”), the Loan Sponsor, on behalf of the Depositor, instructed us to calculate the original length of lease (months) by:

(a)	Taking the difference in months between the date of lease expiration and lease start date, both as shown on the Data File, and
(b)	Adding one (1) to the value calculated in (a) above if the day of the date of lease expiration is not equal to the day of the lease start date, both as shown on the Data File.

For the purpose of comparing the original length of lease (months) Additional Sample Characteristic for each Property that is not a Vacant Property or Occupied Property, the Loan Sponsor, on behalf of the Depositor, instructed us to calculate the original length of lease (months) by:

(a)	Taking the difference in months between the date of future lease expiration and future lease start date, both as shown on the Data File, and
(b)	Adding one (1) to the value calculated in (a) above if the day of the date of future lease expiration is not equal to the day of the future lease start date.

Exhibit 2 to Attachment A Page 2 of 3

Notes: (continued)

ii.	For the purpose of comparing the underwritten annual net cash flow Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to calculate the underwritten annual net cash flow as the difference between the:
(a)	Sum of the:
(1)	Underwritten annual rent and
(2)	Underwritten annual other income

and

(b)	Sum of the:
(1)	Underwritten annual vacancy,
(2)	Underwritten annual repairs and maintenance,
(3)	Underwritten annual marketing and leasing costs,
(4)	Underwritten annual turnover costs,
(5)	Underwritten annual pool costs,
(6)	Underwritten annual property management fee,
(7)	Underwritten annual real estate taxes,
(8)	Underwritten annual HOA fees,
(9)	Underwritten annual insurance costs,
(10)	Underwritten other expenses and
(11)	Underwritten annual CapEx reserve,

all as shown on the Data File.

iii.	For the purpose of comparing the total cost (post-rehab) Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to calculate the total cost (post-rehab) as the sum of the:
(a)	Purchase price,
(b)	Hard cost,
(c)	Mixed cost,
(d)	Closing cost and
(e)	Other cost,

all as shown on the Data File.

iv.	For the purpose of comparing the tenant delinquent- bill date Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to use:
(a)	“No,” if the 30 days bill amount, as shown on the Tenant Delinquency Support, is less than $500 or
(b)	“Yes,” if the 30 days bill amount, as shown on the Tenant Delinquency Support, is greater than or equal to $500.

Exhibit 2 to Attachment A Page 3 of 3

Notes: (continued)

v.	For the purpose of comparing the tenant delinquent- due date Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to use:
(a)	“No,” if the 30 days due amount, as shown on the Tenant Delinquency Support, is less than $500 or
(b)	“Yes,” if the 30 days due amount, as shown on the Tenant Delinquency Support, is greater than or equal to $500.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information and/or instructions provided by the Loan Sponsor, on behalf of the Depositor, that are described above.